RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholder lender
RELATED PARTY TRANSACTIONS
Loan Receivable, Interest rate			1.50%
Transaction amount		$ 406,536
Customer shareholder | Customer deposits
RELATED PARTY TRANSACTIONS
Transaction amount	$ 1,500,000
Father of an executive officer | Consulting fees
RELATED PARTY TRANSACTIONS
Transaction amount	249,928	191,867
Shareholder with company service provider | Services fees
RELATED PARTY TRANSACTIONS
Transaction amount	96,185	132,932
Brother of an employee | Prototype construction labor costs
RELATED PARTY TRANSACTIONS
Transaction amount	$ 481,516	$ 278,698